Fair Values of Assets and Liabilities - Schedule of Financial Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities:
Liabilities, fair value	$ 0	$ 0
Fair Value, Measurements, Recurring
Liabilities:
Liabilities, fair value			$ 1,402,000
Fair Value, Measurements, Recurring | Tranche Obligations
Liabilities:
Liabilities, fair value			1,402,000
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Liabilities:
Liabilities, fair value			1,402,000
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Tranche Obligations
Liabilities:
Liabilities, fair value			$ 1,402,000